Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0002012593
Registrant Name	Rapport Therapeutics, Inc.
Registration File Number	333-294170
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES